Investments Subject to Significant Influence and Equity Income (Summary of Investments Subject to Significant Influence - NSPML) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance Sheets
Current assets	$ 4,389	$ 3,688
Property, plant and equipment	27,408	26,168
Regulatory assets	2,789	2,832
Non-current assets	13,020	13,095
Total assets	44,817	42,951
Current liabilities	6,627	5,115
Non-current liabilities	24,794	24,545
Equity	13,396	13,291	$ 12,088
Total liabilities and equity	44,817	42,951
Canadian Electric Utilities [Member] | Operating Segments [Member]
Balance Sheets
Total assets	8,546	7,609
Variable Interest Entity, Not Primary Beneficiary | NSPML
Balance Sheets
Current assets	40	37
Property, plant and equipment	1,380	1,425
Regulatory assets	782	778
Non-current assets	27	27
Total assets	2,229	2,267
Current liabilities	87	55
Long-term debt	1,495	1,570
Non-current liabilities	185	167
Equity	462	475
Total liabilities and equity	$ 2,229	$ 2,267